Securities in Continuous Loss Position (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 70,541	$ 72,613
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	404	989
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	59,357	28,944
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	1,747	769
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	129,898	101,557
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 2,151	1,758
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	76
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Other	0.01629685725
U.S. Government and agency obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 28,871	21,531
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	156	227
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	26,461	19,272
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	842	503
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	55,332	40,803
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	998	730
Government-sponsored enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	5,992
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	7
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	259
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	4
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	6,251
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	11
Mortgage-backed Securities, Agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	34,562	49,961
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	239	756
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	32,572	9,585
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	896	260
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	67,134	59,546
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	1,135	1,016
Mortgage-backed Securities, Non-agency - residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	65	87
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	5	6
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	65	87
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	5	6
Tax-exempt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,116	1,121
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	2	6
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,116	1,121
Available-for-sale Securities, Continuous Unrealized Loss Position, Accumulated Loss	$ 2	$ 6